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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5407

TRUST FOR CREDIT UNIONS

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 621-2550

Date of fiscal year end:	AUGUST 31, 2005

Date of reporting period:	MAY 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this Chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

     Statements of Investments

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

STATEMENT OF INVESTMENTS
May 31, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations (32.6%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a)(1.1%)
$7,984	3.93%	01/01/2034	$7,893

Adjustable Rate Federal National Mortgage Association (FNMA)(a)(2.5%)
682	6.04%	05/01/2032	679
966	6.52	09/01/2032	995
5,657	3.88	07/01/2033	5,670
3,403	4.65	12/01/2033	3,438
7,576	3.55	04/01/2034	7,557

Total Adjustable Rate FNMA			$18,339

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold( 3.2%)
93	7.00%	03/01/2009	98
73	7.00	04/01/2009	77
1,029	7.00	06/01/2009	1,078
60	7.00	03/01/2012	63
1,231	7.00	12/01/2012	1,292
108	8.00	07/01/2014	117
30	7.00	03/01/2015	31
4,723	5.50	05/01/2015	4,852
470	5.50	06/01/2017	482
277	8.00	09/01/2017	300
683	5.50	10/01/2017	701
1,612	8.00	11/01/2017	1,745
1,643	5.50	03/01/2018	1,687
907	5.50	04/01/2018	931
1,268	6.50	05/01/2018	1,319
110	6.00	10/01/2018	114
36	6.00	11/01/2018	37
5,420	5.50	02/01/2019	5,566
241	6.50	12/01/2029	251
2,719	6.50	12/01/2032	2,826

Total Fixed Rate FHLMC Gold			$23,567

Fixed Rate Federal National Mortgage Association (FNMA) (6.9%)
1,273	6.50%	09/01/2008	1,315
647	6.00	12/01/2008	660
21	7.50	09/01/2010	22
5,524	6.00	01/01/2012	5,730
1,715	6.00	04/01/2012	1,779
2,082	6.00	05/01/2012	2,159
2,561	6.00	06/01/2012	2,657
100	7.50	07/01/2012	106
5,249	6.00	09/01/2012	5,444
685	5.00	11/01/2012	699
5	8.00	01/01/2013	6
3,648	5.50	09/01/2014	3,752
1,931	5.50	12/01/2014	1,987
31	6.00	02/01/2018	32
5,049	5.50	05/01/2018	5,184

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (Continued)

Fixed Rate FNMA — (Continued)
$358	6.00%	05/01/2018	$370
1,690	5.50	06/01/2018	1,735
27	6.00	08/01/2018	28
23	6.00	09/01/2018	24
1,521	5.50	10/01/2018	1,562
1,786	5.50	11/01/2018	1,833
1,968	6.00	11/01/2018	2,028
98	5.50	12/01/2018	101
3,272	6.00	12/01/2018	3,375
2,729	6.00	01/01/2019	2,814
40	6.00	02/01/2019	41
934	6.00	04/01/2019	963
215	6.00	05/01/2019	221
317	6.00	10/01/2023	327
794	7.00	08/01/2028	837
1,692	7.00	11/01/2028	1,785
199	7.00	02/01/2032	210
473	7.00	05/01/2032	499
1,106	7.00	09/01/2032	1,166

Total Fixed Rate FNMA			$51,451

Fixed Rate Government National Mortgage Association (GNMA)( 0.3%)
36	6.00%	07/15/2008	38
12	6.00	08/15/2008	13
284	6.00	09/15/2008	293
332	6.00	10/15/2008	339
40	6.00	11/15/2008	41
37	6.00	12/15/2008	38
75	6.00	01/15/2009	78
28	6.00	02/15/2009	28
26	6.00	05/15/2009	27
3	8.50	07/15/2009	3
2	8.50	12/15/2009	2
143	8.50	01/15/2010	155
104	8.50	02/15/2010	112
73	8.50	03/15/2010	78
38	8.50	04/15/2010	40
29	8.50	05/15/2010	31
96	8.50	06/15/2010	102
30	8.50	07/15/2010	32
41	8.50	08/15/2010	44
32	8.50	10/15/2010	35
67	8.50	11/15/2010	71
90	8.50	12/15/2010	96
114	8.50	09/15/2011	120
94	8.50	10/15/2011	99
116	8.50	03/15/2012	125
106	8.50	07/15/2012	113

Total Fixed Rate GNMA			$2,153

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO — (Continued)

STATEMENT OF INVESTMENTS
May 31, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (Continued)

Collateralized Mortgage Obligations (CMOs) ( 18.6%)
Adjustable Rate CMOs (a) ( 7.5%)
Countrywide Home Loans Series 2003-37, Class 1A1
$401	3.94%	08/25/2033	$405
FNMA Series 1988-12, Class A
489	8.24	02/25/2018	564
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
8,774	4.74	08/25/2034	8,852
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A
5,497	4.28	07/25/2033	5,522
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
381	4.88	12/25/2024	382
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
1,000	4.66	02/25/2034	1,010
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 4A2
5,430	4.58	02/25/2034	5,452
Structured Adjustable Rate Mortgage Loan Series 2004-2, Class 2A
2,086	5.02	03/25/2034	2,126
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
5,385	4.50	05/25/2034	5,291
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
9,346	4.77	06/25/2034	9,304
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
4,238	4.70	11/25/2033	4,273
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
9,973	4.52	12/25/2033	9,995
Washington Mutual Series 2003-AR6, Class A1
2,297	4.36	06/25/2033	2,296

Total Adjustable Rate CMOs			$55,472

Regular Floater CMOs (a) ( 0.3%)
FHLMC Series 1448, Class F
1,285	4.53%	12/15/2022	1,304
FNMA Series 1993-220, Class PF
560	3.56	09/25/2013	560

Total Regular Floater CMOs			$1,864

Planned Amortization Class (PAC) CMOs ( 6.2%)
FHLMC Series 1506, Class PI
4,837	6.75%	05/15/2008	4,952
FHLMC Series 1661, Class PJ
11,053	6.50	01/15/2009	11,349
FHLMC Series 1693, Class H
5,867	6.00	12/15/2008	5,929

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (Continued)

Collateralized Mortgage Obligations (CMOs) — (Continued)
Planned Amortization Class (PAC) CMOs — (Continued)
FHLMC Series 1720, Class PJ
$1,208	7.25%	01/15/2024	$1,245
FHLMC Series 2498, Class PT
2,996	5.00	10/15/2014	3,006
FHLMC Series 2595, Class TA
1,162	5.50	12/15/2011	1,161
FNMA REMIC Trust Series 1992-193, Class HB
5,329	6.50	11/25/2007	5,442
FNMA REMIC Trust Series 1993-035, Class H
478	6.75	02/25/2008	482
FNMA REMIC Trust Series 1994-23, Class PE
540	6.00	08/25/2022	541
FNMA Series 2001-57, Class PC
227	6.50	09/25/2030	227
FNMA Series 2002-22, Class VB
2,494	6.50	08/25/2009	2,526
FNMA Series 2002-74, Class PV
1,047	4.50	09/25/2011	1,045
GNMA REMIC Trust Series 2001-60, Class PD
3,619	6.00	10/20/2030	3,687
GNMA REMIC Trust Series 2002-45, Class QD
1,948	6.50	06/20/2031	1,973
Residential Funding Securities Corp. Series 2003-RM2, Class AI5
2,544	8.50	05/25/2033	2,742

Total PAC CMOs			$46,307

Sequential Fixed Rate CMOs ( 4.5%)
FHLMC Series 1342, Class H
1,274	7.50%	08/15/2007	1,272
FHLMC Series 1980, Class Z
1,928	7.00	07/01/2027	2,015
FHLMC Series 2236, Class Z
14,542	8.50	06/15/2030	15,405
FHLMC Series 2417, Class VK
5,000	6.00	07/15/2018	5,090
FNMA REMIC Trust Series 1992-4, Class H
767	7.50	02/25/2007	782
FNMA REMIC Trust Series 1992-53, Class G
922	7.00	04/25/2007	940
FNMA Series 2001-42, Class HG
1,185	10.00	09/25/2016	1,317
FNMA Series 2002-63, Class KB
627	4.75	02/25/2014	627
FNMA Series G92-44, Class Z
2,887	8.00	07/25/2022	3,083
GNMA REMIC Trust Series 2001-62, Class VL
3,000	6.50	11/16/2017	3,111

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO — (Continued)

STATEMENT OF INVESTMENTS
May 31, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (Continued)

Collateralized Mortgage Obligations (CMOs) — (Continued)
Sequential Fixed Rate CMOs — (Continued)
Master Seasoned Securities Trust Series 2003-1, Class 1A1
$28	7.00%	02/25/2033	$28

Total Sequential Fixed Rate CMOs			$33,670

Support CMO ( 0.1%)
FNMA REMIC Trust Series 1993-131, Class Z
790	7.00%	07/25/2008	811

Total Collateralized Mortgage Obligations			$138,124

Total Mortgage-Backed Obligations			$241,527

Agency Debentures (52.7%)
Federal Farm Credit Bank
$7,600	3.80%	09/07/2007	$7,590
Federal Home Loan Bank
17,000	2.75	05/15/2006	16,857
20,000	2.88	05/22/2006	19,852
12,000	2.25	07/28/2006	11,805
15,000	3.75	11/15/2006	15,009
33,000	3.38	02/15/2007	32,814
41,275	4.88	02/15/2007	42,008
20,000	5.38	02/15/2007	20,517
13,000	2.63	05/15/2007	12,701
31,300	3.50	05/15/2007	31,108
40,100	3.75	05/15/2007	40,050
21,000	3.38	02/15/2008	20,724
Federal Home Loan Mortgage Corp.
20,000	2.27	04/28/2006	19,759
Federal National Mortgage Association
7,600	2.50	05/12/2006	7,519
12,000	3.01	06/02/2006	11,915
7,000	2.35	07/28/2006	6,894
7,000	2.81	09/28/2006	6,916
13,000	2.20	12/04/2006	12,699
34,000	3.55	01/12/2007	33,876
10,000	2.63	01/19/2007	9,819
10,250	2.38	03/30/2007	9,991

Total Agency Debentures			$390,423

U.S. Treasury Obligations (14.0%)
United States Treasury Notes
$25,000	3.00%	12/31/2006	$24,787
8,750	3.38	02/28/2007	8,722
70,900	3.38	02/15/2008	70,418

Total U.S. Treasury Obligations			$103,927

Principal	Interest	Maturity
Amount	Rate	Date	Value
Total Investments Before Repurchase Agreements			$735,877

Repurchase Agreement (b) (2.0%)
Joint Repurchase Agreement Account II
$15,100	3.07%	06/01/2005	$15,100
Maturity Value: $ 15,101

Total Investments (101.3%)			$750,977

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

(a) Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005.

(b) Joint repurchase agreement was entered into on May 31, 2005.

Investment Abbreviations: PAC — Planned Amortization Class REMIC — Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO — (Continued)

STATEMENT OF INVESTMENTS
May 31, 2005
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT ACCOUNT II ($ in Thousands) — At May 31, 2005, the Portfolio had undivided interest in the following Joint Repurchase Agreement Account II, which equaled $15,100 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000	3.07%	06/01/2005	$1,000,085

Barclays Capital PLC	2,000,000	3.07	06/01/2005	2,000,171

Deutsche Bank Securities, Inc.	1,104,000	3.07	06/01/2005	1,104,094

Greenwich Capital Markets	400,000	3.07	06/01/2005	400,034

J.P. Morgan Securities, Inc.	500,000	3.07	06/01/2005	500,043

Merrill Lynch	600,000	3.07	06/01/2005	600,051

Morgan Stanley & Co.	1,500,000	3.07	06/01/2005	1,500,128

UBS Securities LLC	500,000	3.06	06/01/2005	500,042

Westdeutsche Landesbank AG	900,000	3.07	06/01/2005	900,077

TOTAL	$8,504,000			$8,504,725

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$753,944,286

Gross unrealized gain	830,177
Gross unrealized loss	(3,797,502)

Net unrealized security loss	$(2,967,325)

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS
May 31, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Bankers’ Acceptance (1.9%)
Wachovia Bank, N.A.
$10,000	2.71%	07/05/2005	$9,974

Bank Note (3.8%)
Bank of America, N.A.
$20,000	2.97%	08/16/2005	$20,000

Certificates of Deposit (15.2%)
Citibank, N.A.
$20,000	3.23%	08/23/2005	$20,000
First Tennessee Bank, N.A.
20,000	3.16	08/08/2005	20,000
Regions Bank
15,000	3.33	10/12/2005	15,000
Suntrust Banks, Inc.
25,000	2.86	06/02/2005	25,000

Total Certificates of Deposit			$80,000

Variable Rate Obligations (a) (36.6%)
Federal Home Loan Mortgage Corp.
$50,000	3.08%	07/07/2005	$50,000
Federal National Mortgage Association
25,000	2.82	06/06/2005	24,996
28,000	2.83	06/07/2005	27,974
25,000	2.97	06/29/2005	24,997
15,000	2.99	07/03/2005	14,997
15,000	3.18	08/22/2005	14,991
35,000	3.22	09/21/2005	34,649

Total Variable Rate Obligations			$192,604

Total Investments Before Repurchase Agreements			$302,578

Repurchase Agreement (b) (42.4%)
Joint Repurchase Agreement Account II
$223,500	3.07%	06/01/2005	$223,500
Maturity Value: $223,519

Total Investments (99.9%)			$526,078

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b) Joint repurchase agreements were entered into on May 31, 2005.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO — (Continued)

STATEMENT OF INVESTMENTS
May 31, 2005
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940 (as amended), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

The amortized cost shown in the Statement of Investments also represents aggregate cost for U.S. federal income tax purposes.

JOINT REPURCHASE AGREEMENT ACCOUNT II ( $ in Thousands) — At May 31, 2005, the Portfolio had undivided interest in the following Joint Repurchase Agreement Account II, which equaled $223,500 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000	3.07%	06/01/2005	$1,000,085

Barclays Capital PLC	2,000,000	3.07	06/01/2005	2,000,171

Deutsche Bank Securities, Inc.	1,104,000	3.07	06/01/2005	1,104,094

Greenwich Capital Markets	400,000	3.07	06/01/2005	400,034

J.P. Morgan Securities, Inc.	500,000	3.07	06/01/2005	500,043

Merrill Lynch	600,000	3.07	06/01/2005	600,051

Morgan Stanley & Co.	1,500,000	3.07	06/01/2005	1,500,128

UBS Securities LLC	500,000	3.06	06/01/2005	500,042

Westdeutsche Landesbank AG	900,000	3.07	06/01/2005	900,077

TOTAL	$8,504,000			$8,504,725

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

Other information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS
May 31, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations (46.1%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) (a) ( 1.5%)
$942	3.30%	02/01/2018	$936
1,024	5.63	11/01/2018	1,047
4,559	6.87	11/01/2019	4,747
309	4.20	11/01/2022	313
298	4.51	11/01/2022	299
206	4.35	10/01/2024	209
635	5.71	10/01/2025	655
1,761	6.43	08/01/2028	1,810
186	3.93	07/01/2029	186
681	4.84	05/01/2031	690

Total Adjustable Rate FHLMC			$10,892

Adjustable Rate Federal National Mortgage Association (FNMA) (a) ( 11.7%)
437	4.50%	10/01/2013	432
313	4.36	07/01/2017	317
431	3.57	11/01/2017	435
320	3.90	11/01/2017	325
285	4.15	11/01/2017	290
734	4.60	03/01/2018	753
293	3.97	04/01/2018	298
219	3.97	05/01/2018	223
299	3.88	06/01/2018	306
76	4.50	06/01/2018	79
3,447	3.43	10/01/2018	3,456
282	3.65	02/01/2019	286
442	3.83	05/01/2019	449
460	7.00	12/01/2019	472
692	4.06	01/01/2020	698
279	3.88	05/01/2020	280
1,658	5.55	05/01/2020	1,715
983	4.44	12/01/2020	996
1,696	3.07	12/25/2020	1,691
64	3.78	10/01/2021	64
2,309	6.31	02/01/2022	2,402
248	5.74	01/01/2023	255
659	4.18	03/01/2024	669
427	5.51	04/01/2025	440
921	5.54	10/01/2025	949
917	3.47	07/01/2027	926
745	3.85	07/01/2027	756
794	4.67	01/01/2029	808
204	4.65	02/01/2029	208
16,812	4.07	08/01/2029	16,960
445	6.14	07/01/2031	459
5,255	4.04	10/25/2031	5,297
1,854	5.64	07/01/2032	1,877
1,375	5.75	07/01/2032	1,395
941	6.52	09/01/2032	969

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (Continued)

Adjustable Rate FNMA(a) — (Continued)
$5,132	5.31%	01/01/2033	$5,241
914	4.49	03/01/2033	922
3,544	4.67	05/01/2033	3,607
998	3.57	07/01/2034	1,015
3,686	3.57	08/01/2034	3,748
14,130	3.11	11/28/2035	14,130
7,116	3.57	08/01/2044	7,240

Total Adjustable Rate FNMA			$83,838

Adjustable Rate Government National Mortgage Association (GNMA) (a) ( 3.4%)
2,555	4.50%	04/20/2034	2,588
7,495	4.25	06/20/2034	7,513
14,493	4.75	08/20/2034	14,638

Total Adjustable Rate GNMA			$24,739

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) ( 2.7%)
311	6.50%	11/01/2010	324
1,239	6.50	09/01/2013	1,293
1,012	6.50	10/01/2013	1,056
547	6.50	05/01/2014	571
518	6.50	06/01/2014	540
5,008	6.00	12/01/2014	5,096
2,066	8.00	12/01/2015	2,191
2,744	6.00	03/01/2016	2,805
494	6.50	07/01/2016	516
5,088	6.50	12/01/2032	5,287

Total Fixed Rate FHLMC			$19,679

Fixed Rate Federal National Mortgage Association (FNMA) ( 4.1%)
3,697	6.00%	06/01/2009	3,768
7,312	5.50	01/01/2013	7,523
1,441	5.50	09/01/2014	1,482
1,868	5.50	03/01/2016	1,921
1,541	8.50	04/01/2016	1,672
1,462	5.50	11/01/2018	1,501
902	5.50	12/01/2018	926
1,202	7.00	09/01/2019	1,273
618	7.00	07/01/2021	654
5,794	7.00	10/01/2021	6,133
2,616	7.00	06/01/2022	2,768

Total Fixed Rate FNMA			$29,621

Fixed Rate Government National Mortgage Association (GNMA) ( 0.1%)
289	7.00%	04/15/2026	307

Collateralized Mortgage Obligations (CMOs) ( 22.6%)
Regular Floater CMOs (a) ( 4.9%)
FHLMC Series 1009, Class D
119	3.73%	10/15/2020	119
FHLMC Series 1066, Class P
312	4.03	04/15/2021	312

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO — (Continued)

STATEMENT OF INVESTMENTS
May 31, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (Continued)

Collateralized Mortgage Obligations (CMOs) — (Continued)
Regular Floater CMOs(a) — (Continued)
FHLMC Series 1222, Class P
$478	3.82%	03/15/2022	$475
FHLMC Series 1406, Class F
692	3.67	09/15/2022	692
FHLMC Series 1448, Class F
551	4.53	12/15/2022	559
FHLMC Series 1555, Class FA
529	4.33	08/15/2008	533
FHLMC Series 1575, Class FA
1,343	4.63	08/15/2008	1,362
FHLMC Series 1604, Class FC
1,080	3.46	11/15/2008	1,066
FHLMC Series 1618, Class F
28	3.72	11/15/2008	28
FHLMC Series 1618, Class FB
446	3.72	10/15/2008	444
FHLMC Series 1689, Class FD
4,920	3.61	10/15/2023	4,860
FHLMC Series 1698, Class FA
1,062	3.39	03/15/2009	1,067
FNMA REMIC Trust Series 1992-033, Class F
194	3.66	03/25/2022	193
FNMA REMIC Trust Series 1992-137, Class F
2,041	4.09	08/25/2022	2,081
FNMA REMIC Trust Series 1992-155, Class FC
1,732	3.94	09/25/2007	1,737
FNMA REMIC Trust Series 1993-093, Class FB
722	3.37	05/25/2008	714
FNMA REMIC Trust Series 1993-190, Class F
402	3.57	10/25/2008	398
FNMA REMIC Trust Series 1998-21, Class F
1,140	3.73	03/25/2028	1,127
FNMA Series 1993-027, Class F
2,423	4.24	02/25/2023	2,474
FNMA Series 1993-191, Class FC
2,193	3.32	10/25/2008	2,166
FNMA Series 2001-W4, Class AV1
2,017	3.37	02/25/2032	2,018
FNMA Series 2002-T7, Class A1
3,952	2.53	07/25/2032	3,952
FNMA Series 2002-W2, Class AV1
3,373	3.22	06/25/2032	3,373
FNMA Series 2003-T3, Class 1A
3,505	3.21	06/25/2033	3,506

Total Regular Floater CMOs			$35,256

Planned Amortization Class (PAC) CMOs ( 12.3%)
FHLMC REMIC Trust Series 1432, Class H
355	7.50%	12/15/2007	354

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (Continued)

Collateralized Mortgage Obligations (CMOs) — (Continued)
Planned Amortization Class (PAC) CMOs — (Continued)
FHLMC Series 1250, Class J
$1,269	7.00%	05/15/2022	$1,267
FHLMC Series 1308, Class J
512	8.50	06/15/2007	511
FHLMC Series 1461, Class H
3,760	6.50	01/15/2008	3,857
FHLMC Series 1473, Class HA
59	7.00	01/15/2008	59
FHLMC Series 1475, Class K
3,010	7.00	02/15/2008	3,066
FHLMC Series 1512, Class H
246	6.50	02/15/2008	246
FHLMC Series 1513, Class N
2,925	6.50	05/15/2008	2,985
FHLMC Series 1685, Class G
5,390	6.00	09/15/2023	5,467
FHLMC Series 1693, Class H
4,444	6.00	12/15/2008	4,491
FHLMC Series 1703, Class GA
331	6.50	10/15/2008	331
FHLMC Series 1720, Class PJ
2,416	7.25	01/15/2024	2,491
FHLMC Series 2102, Class PD
542	6.50	12/15/2027	543
FHLMC Series 2351, Class PX
1,510	6.50	07/15/2030	1,523
FHLMC Series 2406, Class PE
1,609	6.50	08/15/2030	1,614
FHLMC Series 2440, Class OU
4,056	6.50	09/15/2009	4,148
FHLMC Series 2445, Class OU
3,048	6.50	10/15/2009	3,075
FHLMC Series 2445, Class PU
1,308	6.50	10/15/2009	1,327
FHLMC Series 2481, Class OC
711	5.50	08/15/2014	715
FHLMC Series 2595, Class TA
1,452	5.50	12/15/2011	1,451
FNMA REMIC Trust Series 1991-67, Class J
2,408	7.50	08/25/2021	2,530
FNMA REMIC Trust Series 1992-01, Class E
168	7.50	01/25/2007	172
FNMA REMIC Trust Series 1992-094, Class J
1,898	7.00	05/25/2007	1,930
FNMA REMIC Trust Series 1992-175, Class PH
1,776	7.00	10/25/2007	1,815
FNMA REMIC Trust Series 1993-040, Class H
2,663	6.80	04/25/2008	2,733

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO — (Continued)

STATEMENT OF INVESTMENTS
May 31, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (Continued)

Collateralized Mortgage Obligations (CMOs) — (Continued)
Planned Amortization Class (PAC) CMOs — (Continued)
FNMA REMIC Trust Series 1993-174, Class H
$2,847	6.50%	09/25/2008	$2,899
FNMA Series 1993-181, Class G
2,011	6.25	06/25/2008	2,029
FNMA Series 1993-206, Class KA
74	6.50	12/25/2022	74
FNMA Series 1993-225, Class WC
3,461	6.50	12/25/2013	3,606
FNMA Series 1994-51, Class PJ
1,473	6.50	09/25/2023	1,494
FNMA Series 1996-21, Class PJ
4,118	6.00	12/25/2010	4,152
FNMA Series 2001-57, Class PC
455	6.50	09/25/2030	454
FNMA Series 2002-14, Class PD
2,740	6.00	10/25/2015	2,737
FNMA Series 2002-15, Class PE
4,848	6.00	10/25/2015	4,876
FNMA Series 2002-16, Class LH
10,232	6.50	03/25/2031	10,424
FNMA Series 2002-85, Class PM
4,665	5.50	01/25/2022	4,661
GNMA REMIC Trust Series 2001-10, Class PD
1,735	6.50	08/16/2030	1,789
GNMA Series 2000-16, Class PB
383	7.50	02/16/2028	386

Total PAC CMOs			$88,282

Sequential Fixed Rate CMOs ( 4.0%)
FHLMC Series 1216, Class GC
2,244	7.00%	03/15/2007	2,255
FHLMC Series 1331, Class O
2,825	8.00	07/15/2007	2,831
FHLMC Series 1823, Class C
973	6.00	12/15/2008	1,002
FHLMC Series 2367, Class BC
903	6.00	04/15/2016	911
FHLMC Series 2464, Class VB
7,576	6.50	10/15/2018	7,642
FHLMC Series 2543, Class AD
1,377	8.50	01/15/2016	1,453
FHLMC Series 2663, Class KV
3,034	6.00	04/15/2012	3,070
FNMA REMIC Trust Series 1992-53, Class G
754	7.00	04/25/2007	769
FNMA Series 1996-35, Class Z
1,862	7.00	07/25/2026	1,954
FNMA Series 1998-57, Class U
43	6.00	03/25/2009	43

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (Continued)

Collateralized Mortgage Obligations (CMOs) — (Continued)
Sequential Fixed Rate CMOs — (Continued)
FNMA Series 2000-32, Class Z
$2,825	7.50%	10/18/2030	$2,981
FNMA Series 2002-63, Class KB
627	4.75	02/25/2014	627
FNMA Series 2002-73, Class AD
1,824	8.50	12/25/2015	1,927
GNMA Series 2001-43, Class VB
1,088	6.00	08/20/2017	1,090

Total Sequential Fixed Rate CMOs			$28,555

Support CMO ( 1.4%)
FHLMC Series 1605, Class E
10,049	6.50%	10/15/2008	10,264

Total Collateralized Mortgage Obligations			$162,357

Total Mortgage-Backed Obligation			$331,433

Agency Debentures (34.4%)
Federal Home Loan Bank
$15,000	6.96%	06/15/2005	$15,021
14,000	1.85	08/26/2005	13,950
11,000	2.10	11/21/2005	10,932
81,510	2.38	02/15/2006	80,848
25,000	2.50	02/24/2006	24,811
Federal Home Loan Mortgage Corp.
40,000	2.81	02/02/2006	39,809
Federal National Mortgage Association
9,025	7.00	07/15/2005	9,064
42,000	2.38	11/28/2005	41,781
Small Business Administration(a)
884	3.58	03/25/2014	889
Sri Lanka Aid(a)
10,000	3.60	11/01/2024	9,940

Total Agency Debentures			$247,045

Total Investments Before Repurchase Agreement			$578,478

Repurchase Agreement (b) (18.9%)
Joint Repurchase Agreement Account II
$136,100	3.07%	06/01/2005	$136,100
Maturity Value: $136,112

Total Investments (99.4%)			$714,578

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

(a) Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2005.

(b) Joint repurchase agreement was entered into on May 31, 2005.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO — (Continued)

STATEMENT OF INVESTMENTS
May 31, 2005
(Unaudited)
($ in Thousands)

Investment Abbreviations: PAC — Planned Amortization Class REMIC — Real Estate Mortgage Investment Conduit

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT ACCOUNT II ($ in Thousands) — At May 31, 2005, the Portfolio had undivided interest in the following Joint Repurchase Agreement Account II, which equaled $136,100 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000	3.07%	06/01/2005	$1,000,085

Barclays Capital PLC	2,000,000	3.07	06/01/2005	2,000,171

Deutsche Bank Securities, Inc.	1,104,000	3.07	06/01/2005	1,104,094

Greenwich Capital Markets	400,000	3.07	06/01/2005	400,034

J.P. Morgan Securities, Inc.	500,000	3.07	06/01/2005	500,043

Merrill Lynch	600,000	3.07	06/01/2005	600,051

Morgan Stanley & Co.	1,500,000	3.07	06/01/2005	1,500,128

UBS Securities LLC	500,000	3.06	06/01/2005	500,042

Westdeutsche Landesbank AG	900,000	3.07	06/01/2005	900,077

TOTAL	$8,504,000			$8,504,725

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$717,445,423

Gross unrealized gain	1,541,764
Gross unrealized loss	(4,325,065)

Net unrealized security loss	$(2,783,301)

Other information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Exchange Act of 1934 (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are set forth below.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	August 1, 2005	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	August 1, 2005	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

By (Signature and Title)*		/s/ JOHN M. PERLOWSKI

Date	July 27, 2005	TREASURER/PRINCIPAL FINANCIAL OFFICER

* Print the name and title of each signing officer under his or her signature.